Subsequent transactions (Details) - USD ($)	Mar. 16, 2016	Mar. 01, 2016	Jan. 26, 2016	Jan. 20, 2016	Jan. 05, 2016	Dec. 31, 2015	Dec. 15, 2015	Dec. 04, 2015	Dec. 02, 2015	Nov. 23, 2015	Oct. 14, 2015
Subsequent transactions
Shares of common stock authorized for issuance pursuant to the 2015 Plan.											15,000,000
Board of directors increased shares of common stock authorized for issuance pursuant to the 2015 plan - Total number of shares authorized after increase							23,000,000
Company granted Dr. Smith an option to purchase shares of the Company's common stock										250,000
Exercise price of options granted to Dr. Smith										$ 0.05
Company granted Mr. Gay an option to purchase shares of the Company's common stock								250,000
Exercise price of options granted to Mr. Gay								$ 0.062
Company entered into a Securities Purchase Agreement (the "SPA") for two $114,400 Convertible Notes with an accredited investor for an aggregate principal amount								$ 228,800	$ 228,800
Interest rate per annum for two notes issued under Securities Purchase Agreement								9.00%	9.00%
Original Issuance Discount ("OID") of each note								$ 10,400	$ 10,400
Legal and due diligence costs related to each note								12,000	12,000
Net proceeds to be received by the Company on each note								$ 92,000	$ 92,000
The conversion price is equal to the lowest trading price of our Common Stock as reported on the QTCQB for the ten prior trading days (Percent)			55.00%					55.00%	55.00%
Company agreed to reserve an initial number of shares of Common Stock for conversions under the Note								5,033,000	5,033,000
Issuance of shares of the Company's restricted common stock for the elimination of accrued liability to Logistica for prior services rendered					10,000,000
Accrued liability to Logistica for prior services rendered eliminated with shares of the Company's restricted common stock					$ 100,000
Additional shares of common stock authorized for issuance pursuant to the 2015 Plan						8,000,000
Granted 3 yr fully vested warrant to purchase shares				471,429
Granted 3 yr fully vested warrant to purchase shares at exercise price per share				$ 0.051
Company entered into a Securities Purchase Agreement (the "SPA") for a Convertible Notes with an accredited investor for an aggregate principal amount			$ 180,000
Interest rate per annum of convertible note issued under Securities Purchase Agreement			7.00%
Original Issuance Discount ("OID") of Convertible note			$ 18,000
Legal costs related to Convertible note			6,000
Net proceeds to be received by the Company on Convertible note			$ 156,000
Company agreed to reserve an initial number of shares of Common Stock for conversions under the Note.			10,800,000
Note amended in January 2016 - may be redeemed 180 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest			140.00%
The maturity date of the note is January 26, 2017 - may be redeemed 30 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest			105.00%
The maturity date of the note is January 26, 2017 - may be redeemed between 31 to 60 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest			115.00%
The maturity date of the note is January 26, 2017 - may be redeemed between 61 to 120 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest			135.00%
The maturity date of the note is January 26, 2017 - may be redeemed between 121 to 180 days after effective date - Prepayment is percentage of face amount outstanding and accrued interest			150.00%
Issued S-8 shares of common stock to contract miners		3,500,000
Market value of shares of S-8 common stock issued to contract miners		$ 148,750
Estimated budget for March 2016		$ 127,000
Sale of shares to River North for gross proceeds	$ 5,000,000
River North shall have purchased Company's shares for aggregate purchase price	5,000,000
Investment amount shall not be lower than	5,000
Investment amount shall not be higher than	$ 150,000
River North not to own more than percent of Company's common stock	9.99%
River North will pay purchase price equal to percent of Market price under Purchase Agreement	85.00%
River North will pay purchase price equal to percent of Market price if Company is not deposit/ withdrawal at custodian ("DWAC") eligible	80.00%
River North will pay purchase price equal to percent of Market price if Company is under Depository Trust Company ("DTC") "chill" status	75.00%
Issued "commitment" convertible promissory note to River North, principal amount	$ 35,000
Commitment Note accrues interest rate per annum	10.00%
Amount of principal extinguished and deemed to be repaid on Registration Rights Agreement being declared effective	$ 10,000
Commitment Note may be converted into shares of the Company's common stock at a conversion price per share equal percent of the Current Market Price	60.00%
Issued convertible promissory note to River North under Securities Purchase Agreement, original principal amount	$ 90,000
Payment by River North of a purchase price	81,000
Amount retained by River North as original issue discount	$ 9,000
Bridge Note accrues interest rate per annum	10.00%
Event of default under the Bridge Note will be triggered if the Company fails to use at least percent of the proceeds from each sale of shares under the Purchase Agreement	15.00%